Commitments and contingencies (Details) $ in Millions		1 Months Ended	18 Months Ended
	Jun. 28, 2019	Mar. 31, 2019 rig	Jun. 30, 2020 USD ($) contract	Dec. 31, 2019 USD ($)
Guarantor Obligations [Line Items]
Number of newbuilding contracts cancelled | contract			8
Number of rigs included in legal proceedings | rig		8
Costs to repair equipment			$ 22
Recovered from insurance			8
Insurance receivable			11	$ 14
Insurance Recoveries, Loss Of Hire			$ 18
Dalian
Guarantor Obligations [Line Items]
Number of newbuilding contracts terminated | contract			6
Maximum guarantee				$ 400
Nigeria | Seadrill Mobile Units (Nigeria) Ltd
Guarantor Obligations [Line Items]
Contract revenue, surcharge	2.00%